Segment information and revenue - Interest and commission income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Virtual Bank Business
Disclosure of offsetting of financial assets [line items]
Interest and commission income	¥ 106,540	¥ 34,320	¥ 3,177